Variable Interest Entities - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 1,115	$ 1,542
Total assets	784	823
Debt principal outstanding	621	655
Debt discount	(23)	(29)
Variable Interest Entity, primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	22	2
Investment in finance lease	972	1,024
Total assets	994	1,026
Short-term interest-bearing debt	48	33
Long-term interest-bearing debt	550	593
Short-term amounts due to related parties	5	2
Short-term amounts due to related parties	12	31
Long-term debt due to related parties	239	222
Debt principal outstanding	314	314
Debt discount	(75)	(88)
Trading asset positions held against long-term loan	0	(4)
Total liabilities	854	881
Equity	$ 140	$ 145